Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment
Land	$ 54,567	$ 52,946
Buildings	506,486	480,028
Leasehold and land improvements	1,137,414	1,130,468
Cable and wire	1,688,606	1,628,782
Network and switching equipment	2,278,425	2,239,176
Cell site equipment	3,382,743	3,284,993
Office furniture and equipment	586,975	634,853
Other operating assets and equipment	205,132	204,625
System development	1,459,437	1,319,930
Work in process	220,276	218,243
Property, plant and equipment, gross	11,520,061	11,194,044
Accumulated depreciation and amortization	(7,755,584)	(7,347,919)
Property, plant and equipment, net	3,764,477	3,846,125
Depreciation and amortization expense	810,500	797,600	$ 984,400
(Gain) loss on asset disposals, net	$ 22,176	26,531	30,841
Buildings | Minimum
Property, Plant and Equipment
Useful life	5 years
Buildings | Maximum
Property, Plant and Equipment
Useful life	40 years
Leasehold and land improvements | Minimum
Property, Plant and Equipment
Useful life	1 year
Leasehold and land improvements | Maximum
Property, Plant and Equipment
Useful life	30 years
Cable and wire | Minimum
Property, Plant and Equipment
Useful life	15 years
Cable and wire | Maximum
Property, Plant and Equipment
Useful life	35 years
Network and switching equipment | Minimum
Property, Plant and Equipment
Useful life	5 years
Network and switching equipment | Maximum
Property, Plant and Equipment
Useful life	13 years
Cell site equipment | Minimum
Property, Plant and Equipment
Useful life	7 years
Cell site equipment | Maximum
Property, Plant and Equipment
Useful life	25 years
Office furniture and equipment | Minimum
Property, Plant and Equipment
Useful life	3 years
Office furniture and equipment | Maximum
Property, Plant and Equipment
Useful life	10 years
Other operating assets and equipment | Minimum
Property, Plant and Equipment
Useful life	3 years
Other operating assets and equipment | Maximum
Property, Plant and Equipment
Useful life	12 years
System development | Minimum
Property, Plant and Equipment
Useful life	1 year
System development | Maximum
Property, Plant and Equipment
Useful life	7 years
U.S. Cellular
Property, Plant and Equipment
(Gain) loss on asset disposals, net	$ 16,313	21,469	30,606
TDS Telecom
Property, Plant and Equipment
(Gain) loss on asset disposals, net	5,874	4,754	283
TDS Telecom Wireline
Property, Plant and Equipment
(Gain) loss on asset disposals, net	5,094	2,091	130
Other
Property, Plant and Equipment
(Gain) loss on asset disposals, net	$ (11)	$ 308	$ (48)